Income Taxes (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended									6 Months Ended		12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Income Taxes [Line Items]
Tax benefit at 35% federal statutory rate	$ 984			$ 1,266						$ 491	$ 3,523	$ 16,587	$ 16,213
State tax benefit, net of federal benefit	85			109						42	50	237	232
Noncontrolling interest	(24)			(60)						(60)	(464)	(2,365)	(2,300)
Valuation allowance	(1,662)			(3,116)						(2,379)	(2,957)	(13,567)	(14,273)
Other	617			1,801						1,906	(152)	(892)	128
Total	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0